Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2017	December 31, 2016
Advances received on contracts in progress, between 1 and 5 years	539	533
Total non-current other payables	539	533
Trade payables	19,274	18,107
Accrued payroll	3,596	2,581
Dividends payable	160	7
Accrued expenses	22,518	29,245
Accrued interest	1,762	1,150
Deferred income	10,020	13,746
Other payables	4,025	5,023
Total current trade and other payables	61,355	69,859